Supplier Concentration - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Concentration Risk [Line Items]
Reduction in inventories related to pricing claim advances	$ 85,913	$ 92,402
Carrier and Its Affiliates [Member]
Concentration Risk [Line Items]
Reduction in inventories related to pricing claim advances	$ 63,546	$ 69,814
Carrier and Its Affiliates [Member] | Supplier Concentration Risk [Member] | Cost of Goods, Total [Member]
Concentration Risk [Line Items]
Percentage of purchases from key suppliers	65.00%	60.00%	61.00%
Top Ten Suppliers [Member] | Supplier Concentration Risk [Member] | Cost of Goods, Total [Member]
Concentration Risk [Line Items]
Percentage of purchases from key suppliers	86.00%	84.00%	83.00%